Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,964	$ 7,984
Cash Flows	(1,142)	(1,037)
Non-cash changes, Acquisition	4,449	7,963
Non-cash changes, Debt forgiven/ Settlement/ Disposal	4,242	0
Non-cash changes, Accretion	8	15
Non-cash changes, Foreign exchange movements and change in estimates	190	36
Ending balance	13,227	14,961
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	284	717
Cash Flows	0	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	8	15
Non-cash changes, Foreign exchange movements and change in estimates	7	(164)
Ending balance	299	568
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0
Cash Flows	0
Non-cash changes, Acquisition	4,242
Non-cash changes, Debt forgiven/ Settlement/ Disposal	4,242
Non-cash changes, Accretion	0
Non-cash changes, Foreign exchange movements and change in estimates	0
Ending balance	0
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,680	7,267
Cash Flows	(1,142)	(1,037)
Non-cash changes, Acquisition	207	7,963
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	0	0
Non-cash changes, Foreign exchange movements and change in estimates	183	200
Ending balance	$ 12,928	$ 14,393